Capital Stock - Stock Options Outstanding (Details) shares in Millions	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Options (in shares) | shares	0.4	2.1	2.9
Weighted Average Exercise Price (in dollars per share)	$ 12.14	$ 8.46	$ 8.03
Exercisable Options (in shares) | shares	0.2
$6.51 - $8.24
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Options (in shares) | shares	0.1
Weighted Average Exercise Price (in dollars per share)	$ 7.78
Weighted Average Remaining Life of Outstanding Options | year	3.5
Exercisable Options (in shares) | shares	0.1
Weighted Average Exercise Price (in dollars per share)	$ 7.78
$13.38 - $13.38
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in dollars per share)	$ 13.38
Outstanding Options (in shares) | shares	0.3
Weighted Average Exercise Price (in dollars per share)	$ 13.38
Weighted Average Remaining Life of Outstanding Options | year	7.6
Exercisable Options (in shares) | shares	0.1
Weighted Average Exercise Price (in dollars per share)	$ 13.38
Bottom of range | $6.51 - $8.24
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in dollars per share)	6.51
Top of range | $6.51 - $8.24
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price (in dollars per share)	$ 8.24